Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Revenue	$ 361,438	$ 280,117	$ 187,946
Navios Europe I [Member]
Investments in and Advances to Affiliates [Line Items]
Revenue			34,885
Net (loss)/ income before non-cash change in fair value of Junior Loan			(22,881)
Net (loss)/ income			(3,197)
Navios Europe II [Member]
Investments in and Advances to Affiliates [Line Items]
Revenue			49,870
Net (loss)/ income before non-cash change in fair value of Junior Loan			(12,899)
Net (loss)/ income			$ (12,169)